UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22395

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

(Exact name of registrant as specified in charter)

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Address of principal executive offices)

 (Zip code)

Peter C. Zeuli

Philadelphia Investment Partners, LLC

1233 Haddonfield - Berlin Road, Suite #7

Voorhees, NJ 08043

(Name and address of agent for service)

Registrant's telephone number, including area code: 856-210-6779

Date of fiscal year end: September 30

Date of reporting period: June 30, 2013

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Philadelphia Investment Partners New Generation Fund

ACCENTURE

Ticker Symbol:ACCENTURE	Cusip Number:B4BNMY3
Record Date: 2/1/2013	Meeting Date: 2/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	acceptance of financial statements	For	Issuer	For	With
2	Re-appointment of directors	For	Issuer	For	With
3	Approval of KPMG as accounting firm	For	Issuer	For	With
4	Approval of executive compensation	For	Issuer	For	With
5	approval of incentive plan	For	Issuer	For	With
6	general meeting of shareholders at location outside of Ireland.	For	Issuer	For	With
7	open market purchases	For	Issuer	For	With
8	determination of price range at which accentur can re-issue shares aquired as treasury stock.	For	Issuer	For	With
9	report on lobbying practices	For	Issuer	For	With

ACCENTURE

Ticker Symbol:ACCENTURE	Cusip Number:B4BNMY3
Record Date: 2/1/2013	Meeting Date: 2/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	acceptance of financial statements	For	Issuer	For	With
2	Re-appoint directors	For	Issuer	For	With
3	Approval of KPMG as public accountant	For	Issuer	For	With
4	approval of executive compensation	For	Issuer	For	With
5	approval of amendment to accenture share incentive plan	For	Issuer	For	With
6	authorization to hold 2014 meeting at location outside of Ireland.	For	Issuer	For	With
7	authorization of open-m,arket purchase of ordinanry shares	For	Issuer	For	With
8	determine price range at which accenture can re-issue shares aquired as treasury stock	For	Issuer	For	With
9	report on lobbying practices	For	Issuer	For	With

ALEXION PHARMACEUTICALS, INC.

Ticker Symbol:ALXN	Cusip Number:015351109
Record Date: 5/4/2013	Meeting Date: 5/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	A vote for Election	For	Issuer	For	With
2	2012 Compensation	For	Issuer	For	With
3	approval of amended and restated 2004 incentive plan	For	Issuer	For	With
4	approval of Pricewaterhousecoopers LLP as accounting firm	For	Issuer	For	With

AMARIN CORP.

Ticker Symbol:AMRN	Cusip Number:023111206
Record Date: 8/1/2012	Meeting Date: 7/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors - resolutions 1 thru 4	For	Stockholder	For	With
5	Resolution on the company's executive compensation	For	Stockholder	For	With
6	Directors remuneration report for the fiscal year ended December 31st, 2011	For	Stockholder	For	With
7	Resolution to approve Deloitt & Touche, LLP as a Auditors	For	Stockholder	For	With
8	Approve the 2011 stock incentive plan	For	Stockholder	For	With

ANN INC.

Ticker Symbol:ANN	Cusip Number:35623107
Record Date: 2/10/2013	Meeting Date: 5/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approve executive compensation	For	Issuer	For	With
3	approve Deloitte & Touche as public accounting firm	For	Issuer	For	With
4	eliminate classification of the board of directors	For	Issuer	For	With
5	approve amendments to company's 2003 Equity Incentive Plan	For	Issuer	For	With

ANN INC.

Ticker Symbol:ANN	Cusip Number:35623107
Record Date: 5/10/2013	Meeting Date: 5/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	approve executive compensation	For	Issuer	For	With
3	ratify appointment of Deloitte & Touche as public accounting firm	For	Issuer	For	With
4	approve amendments to company's 2003 Equity Incentive Plan	For	Issuer	For	With
5	For	Issuer	For	With

APPLE INC.

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 2/21/2013	Meeting Date: 2/27/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	election of directors	For	Issuer	For	With
2	amendment of Apple's Restated Articles of Inc.	For	Issuer	For	With
3	Approval of Ernst & Young as accountant	For	Issuer	For	With
4	approve executive compensation	For	Issuer	For	With
5	shareholder proposal - "Executives to Retain Signifiacant Stock"	Against	Issuer	For	With
6	shareholder proposal - "Board Committee on Human Rights"	Against	Issuer	For	With

CATERPILLAR INC.

Ticker Symbol:CAT	Cusip Number:149123101
Record Date: 5/9/2013	Meeting Date: 6/12/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of accountant	For	Issuer	For	With
3	Vote on executive compensation	For	Issuer	For	With
4	Director Election Majority Vote Standard	Against	Issuer	For	With
5	Stockholder action by written consent	Against	Issuer	For	With
6	Executive Stock Retention	Against	Issuer	For	With
7	Sustainablility measure in executive compensation	Against	Issuer	For	With
8	Review of Global corporate standards	Against	Issuer	For	With

CENTURYLINK, INC.

Ticker Symbol:CTL	Cusip Number:156700106
Record Date: 5/3/2013	Meeting Date: 5/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of KPMG LLP as auditor	For	Issuer	For	With
3	Advisory vote on executive compensation	For	Issuer	For	With
4	Proposals	For	Issuer	For	With

CIRRUS LOGIC

Ticker Symbol:CRUS	Cusip Number:172755100
Record Date: 6/27/2013	Meeting Date: 7/30/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Director Vote	For	Issuer	For	With
2	Auditor approval of Ernst & Young.	For	Issuer	For	With
3	Executive Officer compensation.	For	Issuer	For	With
4	Insentive Plan	For	Issuer	For	With

E.I. DU PONT DE NEMOURS & CO.

Ticker Symbol:DD	Cusip Number:263534109
Record Date: 4/13/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	approval of accounting firm	For	Issuer	For	With
3	approve executive compensation	For	Issuer	For	With
4	Vote against independent board chair	Against	Issuer	For	With
5	vote against lobbying report	For	Issuer	For	With
6	vote against gentically engineered seed	Against	Issuer	For	With
7	vote against executive compensation report	Against	Issuer	For	With

E.I. DU PONT DE NEMOURS & CO.

Ticker Symbol:DD	Cusip Number:263534109
Record Date: 1/26/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of KPMG LLP as public accountant	For	Issuer	For	With
3	proposal re: adoption of a succession planning policy	Against	Issuer	For	With

E.I. DUPONT

Ticker Symbol:DD	Cusip Number:263534109
Record Date: 3/23/2013	Meeting Date: 4/24/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of accounting firm	For	Issuer	For	With
3	Approve executive compensation	For	Issuer	For	With
4	vote agains independent board chair	Against	Issuer	For	With
5	on lobbying report	For	Issuer	For	With
6	on genetically engineered seed	Against	Issuer	For	With
7	on executive compensation report	Against	Issuer	For	With

E.I. DUPONT DE NEMOURS & COMPANY

Ticker Symbol:DD	Cusip Number:263534109
Record Date: 3/23/2013	Meeting Date: 4/13/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Accounting Firm	For	Issuer	For	With
3	Approve Executive Compensation	For	Issuer	For	With
4	vote against: independent board chair	Against	Issuer	For	With
5	lobbying report	For	Issuer	For	With
6	genetically engineered seed	Against	Issuer	For	With
7	executive compensation report	Against	Issuer	For	With

GREEN MOUNTAIN COFFEE ROASTERS

Ticker Symbol:GMCR	Cusip Number:393122106
Record Date: 1/6/2013	Meeting Date: 3/7/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	vote on executive compensation	For	Issuer	For	With
3	Approval of PricewaterhouseCoopers LLP as accounting firm for2013	For	Issuer	For	With

HOLLYFRONTIER CORPORATION

Ticker Symbol:HFC	Cusip Number:436106108
Record Date: 5/5/2013	Meeting Date: 5/15/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	approve executive officer compensation	For	Issuer	For	With
3	approve Ernst & Youn as accounting firm	For	Issuer	For	With

HOVNANIAN ENTERPRISES, INC.

Ticker Symbol:HOV	Cusip Number:442487203
Record Date: 3/1/2013	Meeting Date: 3/12/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Deloitte & Touche as public accounting firm	For	Issuer	For	With
3	increase numnber of authorized shares of Class A Common Stock	For	Issuer	For	With
4	increase number of authorized shares of Class B common stock	For	Issuer	For	With
5	approval of executive compensation	For	Issuer	For	With
6	Consideration of other business as may properly come before the Annual Meeting and any adjournments thereof.	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINES CORP.

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 3/23/2013	Meeting Date: 4/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of public accounting firm	For	Issuer	For	With
3	vote on executive compensation	For	Issuer	For	With
4	proposal for disclosure of Lobbying Policies and practices	For	Issuer	For	With
5	proposal on act of written consent	Against	Issuer	For	With
6	proposal on Independent Board Chair	For	Issuer	For	With
7	Proposal for Executives to Retain Significant Stock	For	Issuer	For	With

INTERNATIONAL BUSININESS MACHINES CORP.

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 3/23/2013	Meeting Date: 4/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	appointment of public accounting firm	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With
4	Disclosure of lobbying policies	For	Issuer	For	With
5	right to atc by Written Consent	Against	Issuer	For	With
6	Independent Board	For	Issuer	For	With
7	proposal for Executives to retain significant stock	For	Issuer	For	With

INVESCO MORTGAGE CAPITAL INC.

Ticker Symbol:IVR	Cusip Number:46131V100
Record Date: 2/27/2013	Meeting Date: 3/4/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	vote to approve 2012 executive compensation.	For	Issuer	For	With
3	appointment of Grant Thrnton LLP as accounting firm	For	Issuer	For	With

JP MORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 5/7/2013	Meeting Date: 5/21/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1a	Election of Director James A. Bell	For	Issuer	For	With
1b	Election of Crandall C. Bowles	For	Issuer	For	With
1c	Election of Stephen B. Burke	For	Issuer	For	With
1d	Election of David M. Cote	For	Issuer	For	With
1e	Election of James S. Crown	For	Issuer	For	With
1f	Election of James Domon	For	Issuer	For	With
1g	Election of Timothy Flynn	For	Issuer	For	With
1h	Election of Ellen V. Futter	For	Issuer	For	With
1i	Election of Laban P. Jackson Jr.	For	Issuer	For	With
1j	Election of Lee R. Raymond	For	Issuer	For	With
1k	Election of William C. Weldon	For	Issuer	For	With
2	approval of independent accounting firm.	For	Issuer	For	With
3	approve executive compensation	For	Issuer	For	With
4	authorize shareholder action by written consent	For	Issuer	For	With
5	re approval of key executive performance plan.	For	Issuer	For	With
6	require seperation of chairman and CEO	Against	Issuer	For	With
7	executives retain stock until retirement age	Against	Issuer	For	With
8	avoid holding investments that contribute to human rights violations	Against	Issuer	For	With
9	disclose firm payments	For	Issuer	For	With

JP MORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 5/8/2013	Meeting Date: 3/22/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	approval of public accounting firm	For	Issuer	For	With
3	approve executive compensation	For	Issuer	For	With
4	authorize shareholder action by written consent	For	Issuer	For	With
5	reapproval of key executive performance plan	For	Issuer	For	With
6	require separation of chairman and CEO	Against	Issuer	For	With
7	retain stock until normal retirement age	Against	Issuer	For	With
8	adopt procedures to avoid holding investments that contribute to human rights violations.	Against	Issuer	For	With
9	disclose firm payments	For	Issuer	For	With

JP MORGAN CHASE & CO.

Ticker Symbol:JPM	Cusip Number:46625H100
Record Date: 5/6/2013	Meeting Date: 5/21/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of independent accounting firm	For	Issuer	For	With
3	approve executive compensation	For	Issuer	For	With
4	authorize shareholder action by written consent	For	Issuer	For	With
5	reapproval of key executive performance plan	For	Issuer	For	With
6	require separation of chairman and CEO	Against	Issuer	For	With
7	require executives to retain significant stock until normal retirement age.	For	Issuer	For	With
8	avoid holding investments that contribute to human rights violations.	Against	Issuer	For	With
9	disclose firm payments	For	Issuer	For	With

KNIGHT CAPITAL GROUP

Ticker Symbol:KCG	Cusip Number:499005106
Record Date: 12/10/2012	Meeting Date: 12/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve The Knight Capital Group 2010 Equity Incentive Plan.	For	Issuer	For	With

NORDIC AMERICAN TANKERS

Ticker Symbol:NAT	Cusip Number:G65773106
Record Date: 5/24/2012	Meeting Date: 6/25/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A	Election of Herbjorn Hansson	For	Issuer	For	With
1B	Election of Andreas Ove Ugland	For	Issuer	For	With
1C	Election of Jim Kelly	For	Issuer	For	With
1D	Election of Jan Erik Langangen	For	Issuer	For	With
1E	Election of Paul J. Hopkins	For	Issuer	For	With
1F	Election of Richard HK Vietor	For	Issuer	For	With
1G	Election of James L. Gibbons	For	Issuer	For	With
2	Appoint Deloitte as company's independent auditors.	For	Issuer	For	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718172109
Record Date: 2/13/2013	Meeting Date: 5/8/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of auditors	For	Issuer	For	With
3	Executive compensation	For	Issuer	For	With

PRICELINE.COM

Ticker Symbol:PCLN	Cusip Number:741503403
Record Date: 5/10/2013	Meeting Date: 6/6/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Auditor - Ratify Deloitte & Touche	For	Issuer	For	With
3	Compensation Agreements	For	Issuer	For	With
4	Increase #shares by 2.4 to Omnibus Plan 1999	For	Issuer	For	With
5	Shareholder proposal on vesting	Against	Issuer	Against	With

SHIP FINANCE INTERNATIONAL LIMITED

Ticker Symbol:SFL	Cusip Number:G81075106
Record Date: 9/10/2012	Meeting Date: 9/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	re elect Hans Petter Aas as a Director of Company	For	Issuer	For	With
2	re elect Paul Leand Jr. as a Director of Company	For	Issuer	For	With
3	re elect Kate Blankenship as a Director of the company	For	Issuer	For	With
4	re elect Harald Thorstein as a director of the company	For	Issuer	For	With
5	re appoint Moore Stephens PD as auditors	For	Issuer	For	With
6	Approve the remuneration total fees not to exceed $550,000	For	Issuer	For	With
7	For	Issuer	For	With

SHIP FINANCE INTERNATIONAL LIMITED

Ticker Symbol:SFL	Cusip Number:G81075106
Record Date: 9/10/2012	Meeting Date: 9/21/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Board of Directors vote: re-elect Hans Petter Aas	For	Issuer	For	With
2	re-elect Paul Leand Jr.	For	Issuer	For	With
3	re-elect Kate Blankenship	For	Issuer	For	With
4	re-elect Cecilie Fredriksen	For	Issuer	For	With
5	re-elect Harald Thorstein	For	Issuer	For	With
6	re-appoint Moore Stephens PC as auditors	For	Issuer	For	With
7	Approve total amount of fees not to exceed $500,000	For	Issuer	For	With

SIRIUS XM RADION INC.

Ticker Symbol:SIRI	Cusip Number:82967N108
Record Date: 5/6/2013	Meeting Date: 5/21/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of KPMG LLP as public accountants.	For	Issuer	For	With
3	stockholder proposal	For	Issuer	For	With

STARBUCKS CORPORATION

Ticker Symbol:01/10/2013	Cusip Number:SBUX
Record Date: 3/15/2013	Meeting Date: 1/10/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	executive compensation	For	Issuer	For	With
3	approval of 2005 kibg-term equity incentive plan	For	Issuer	For	With
4	Approval of Deloitte & Touche as accoutning firm	For	Issuer	For	With
5	proposal to prohibit political spending.	For	Issuer	For	With

STARBUCKS CORPORATION

Ticker Symbol:SBUX	Cusip Number:855244109
Record Date: 5/8/2013	Meeting Date: 3/20/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	approval of executive compensation	For	Issuer	For	With
3	approval of insentive plan	For	Issuer	For	With
4	Approval of Deloitte & Touche as public accounting firm	For	Issuer	For	With
5	proposal to prohibit political spending.	Against	Issuer	For	With

STURM, RUGER & COMPANY, INC.

Ticker Symbol:RGR	Cusip Number:864159108
Record Date: 3/2/2013	Meeting Date: 4/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of McGladrey as independent auditors	For	Issuer	For	With
3	Vote on compensation of companys named executive officers	For	Issuer	For	With

TD AMERITRADE

Ticker Symbol:AMTD	Cusip Number:87236Y108
Record Date: 2/2/2013	Meeting Date: 2/13/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Class II directors.	For	Issuer	For	With
2	vote on executive compensations	For	Issuer	For	With
3	approval of Ernst & Young as public accountant	For	Issuer	For	With

THE GOLDMAN SACHS GROUP, INC.

Ticker Symbol:GS	Cusip Number:38141G104
Record Date: 4/26/2013	Meeting Date: 5/23/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	approve executive compentsation	For	Issuer	For	With
3	approval of stock incentive plan	For	Issuer	For	With
4	Approval of PricewaterhouseCoopers as public accounting firm	For	Issuer	For	With
5	shareholder proposal regarding human rights committee	Against	Issuer	For	With
6	proposal regarding lobbying disclosure	For	Issuer	For	With
7	proposal regarding proxy access for shareholders	Against	Issuer	For	With
8	shareholder proposal regarding maximumzation of value for shareholders.	Against	Issuer	For	With

THE WESTERN UNION COMPANY

Ticker Symbol:WU	Cusip Number:959822109
Record Date: 3/12/2013	Meeting Date: 5/30/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	vote to approve executive compensation	For	Issuer	For	With
3	approval of Ernst & Young LLP as Accounting firm	For	Issuer	For	With
4	provide stockholders right to call special meetings	For	Issuer	For	With

TIME WARNER CABLE INC.

Ticker Symbol:TWC	Cusip Number:88732J207
Record Date: 5/3/2013	Meeting Date: 5/16/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of independent accounting firm	For	Issuer	For	With
3	vote to approve officer complensation	For	Issuer	For	With
4	proposal on Disclosure	For	Issuer	For	With
5	Stockholder proposal	For	Issuer	For	With
6	other matters	For	Issuer	For	With

TJX

Ticker Symbol:TJX	Cusip Number:872540109
Record Date: 5/25/2013	Meeting Date: 6/11/2013
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of independent public accounting firm	For	Issuer	For	With
3	approval of stock incentive plan	For	Issuer	For	With
4	TJX's Executive Compensation	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PHILADELPHIA INVESTMENT PARTNERS NEW GENERATION FUND

By Peter C. Zeuli

* Peter C. Zeuli

Trustee, Chief Executive Officer, and Chief Financial Officer

Date: August 9, 2013

*Print the name and title of each signing officer under his or her signature.